Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,490,024	₩ 2,023,721	₩ 1,454,978	₩ 1,882,291
Financial instruments	151,796	324,263
Long-term investment securities	35,217	0
Long-term investment securities	3,188,572	1,877,922
Accounts receivable – trade	1,926,903	2,000,382
Loans and other receivables	872,412	920,977
Derivative financial assets	310,146	341,108
Assets	7,975,070	7,488,373
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	657,905	310,721
Financial instruments	13,000	5,000
Long-term investment securities	35,217
Long-term investment securities	162,584	138,789
Loans and other receivables	189,963	223,761
Derivative financial assets	108,884	70,311
Assets	1,167,553	748,582
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	201,262	270,797
Assets	201,262	270,797
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	3,025,988	1,739,133
Assets	3,025,988	1,739,133
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	832,119	1,713,000
Financial instruments	138,796	319,263
Accounts receivable – trade	1,926,903	2,000,382
Loans and other receivables	682,449	697,216
Assets	₩ 3,580,267	₩ 4,729,861